UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 94.1% of Net Assets

Non-Convertible Bonds – 94.0%

	ABS Car Loan – 1.3%
$2,355,000	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class B, 1.190%, 5/08/2018	$2,346,576
1,860,000	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C, 1.790%, 3/08/2019	1,846,113
1,950,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/2019, 144A	1,947,122
1,535,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	1,509,531
202,371	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	209,347
3,385,000	Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.940%, 12/15/2017	3,483,690
2,090,000	Santander Drive Auto Receivables Trust, Series 2012-5, Class C, 2.700%, 8/15/2018	2,146,875
2,875,000	Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.940%, 3/15/2018	2,898,049

		16,387,303

	ABS Home Equity – 0.5%
441,673	Chase Mortgage Finance Corp., Series 2007-A1, Class 2A3, 2.710%, 2/25/2037(b)	440,542
343,691	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	350,967
6,584,077	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A	5,979,810

		6,771,319

	ABS Other – 0.8%
1,775,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class A, 3.910%, 3/15/2016, 144A	1,777,434
8,615,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	8,744,225

		10,521,659

	Aerospace & Defense – 0.3%
2,370,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	2,352,225
1,480,000	Bombardier, Inc., 7.500%, 3/15/2018, 144A	1,683,500

		4,035,725

	Airlines – 0.3%
3,285,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.000%, 4/29/2026	3,268,575
1,101,737	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	1,170,596

		4,439,171

	Automotive – 1.9%
665,000	American Axle & Manufacturing, Inc., 5.125%, 2/15/2019	683,288

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$1,300,000	Ford Motor Credit Co. LLC, 2.875%, 10/01/2018	$1,330,674
7,885,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	8,783,172
5,585,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017(c)	6,469,848
4,900,000	General Motors Financial Co., Inc., 6.750%, 6/01/2018	5,586,000
2,290,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	2,367,317

		25,220,299

	Banking – 5.5%
2,330,000	Ally Financial, Inc., 6.250%, 12/01/2017	2,597,950
8,150,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	8,476,000
3,950,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	3,725,521
9,770,000	Bangkok Bank PCL, 3.300%, 10/03/2018, 144A	9,713,041
5,015,000	Bank of America Corp., MTN, 5.000%, 5/13/2021(c)	5,480,257
6,665,000	BBVA Banco Continental S.A., 3.250%, 4/08/2018, 144A	6,665,000
3,795,000	Citigroup, Inc., 4.050%, 7/30/2022	3,752,712
575,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	647,271
1,355,000	Goldman Sachs Group, Inc. (The), 6.000%, 6/15/2020	1,553,612
3,555,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	3,955,097
3,035,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/2019	3,696,536
2,890,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	3,417,044
6,090,000	Morgan Stanley, 5.750%, 1/25/2021	6,889,398
630,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	707,220
660,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	737,522
2,530,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	2,960,338
6,220,000	PKO Finance AB, 4.630%, 9/26/2022, 144A	6,192,010

		71,166,529

	Chemicals – 2.1%
7,355,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	6,656,275
4,375,000	Methanex Corp., 3.250%, 12/15/2019	4,342,166

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Chemicals – continued
$575,000	Methanex Corp., 5.250%, 3/01/2022	$608,748
5,360,000	Mexichem SAB de CV, 6.750%, 9/19/2042, 144A	5,092,000
1,380,000	Olin Corp., 5.500%, 8/15/2022	1,376,550
4,190,000	PolyOne Corp., 5.250%, 3/15/2023	4,085,250
840,000	RPM International, Inc., 3.450%, 11/15/2022	767,074
3,685,000	RPM International, Inc., 6.125%, 10/15/2019	4,132,713

		27,060,776

	Collateralized Mortgage Obligations – 0.3%
3,530,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	3,597,123

	Commercial Mortgage-Backed Securities – 4.5%
105,432	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.633%, 4/10/2049(b)	105,510
1,670,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.623%, 4/10/2049(b)	1,850,556
232,206	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2, 5.654%, 6/11/2040(b)	231,510
1,000,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.132%, 12/10/2049(b)	1,132,145
71,589	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	71,650
6,010,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	6,611,024
3,500,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.760%, 9/15/2039(b)	3,840,564
1,865,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	2,059,663
5,790,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.032%, 2/15/2041(b)	6,539,249
417,299	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.820%, 7/10/2038(b)	455,837
705,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	787,318
8,235,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	9,045,686
9,285,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.804%, 8/10/2045(b)	10,195,561
3,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	3,284,100
2,300,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716%, 2/15/2051	2,524,103
1,092,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.597%, 4/12/2049(b)	1,198,800
1,900,000	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	2,049,395

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Commercial Mortgage-Backed Securities – continued
$2,930,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	$3,244,925
305,000	Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.648%, 6/11/2042(b)	342,677
1,175,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.281%, 1/11/2043(b)	1,355,954
1,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	1,094,397

		58,020,624

	Consumer Cyclical Services – 0.2%
2,165,000	Service Corp International, 5.375%, 1/15/2022, 144A	2,192,063

	Consumer Products – 0.4%
1,110,000	Avon Products, Inc., 4.600%, 3/15/2020	1,100,719
3,620,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,803,201

		4,903,920

	Diversified Manufacturing – 0.8%
1,200,000	Crane Co., 6.550%, 11/15/2036	1,265,260
2,075,000	Fibria Overseas Finance Ltd., 6.750%, 3/03/2021, 144A	2,261,750
7,710,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	7,324,500

		10,851,510

	Electric – 1.1%
1,460,000	AES Corp. (The), 7.375%, 7/01/2021	1,646,150
3,395,000	FirstEnergy Corp., 2.750%, 3/15/2018	3,335,825
1,010,000	Ipalco Enterprises, Inc., 5.000%, 5/01/2018	1,057,975
4,435,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	4,130,094
3,740,000	Transelec S.A., 4.625%, 7/26/2023, 144A	3,591,477

		13,761,521

	Financial Other – 0.5%
7,920,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	7,048,800

	Food & Beverage – 1.1%
4,920,000	Alicorp SAA, 3.875%, 3/20/2023, 144A	4,428,000
1,340,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	1,164,192
4,050,000	Post Holdings, Inc., 7.375%, 2/15/2022	4,333,500

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Food & Beverage – continued
$1,070,000	Post Holdings, Inc., 7.375%, 2/15/2022, 144A	$1,144,900
3,555,000	Sigma Alimentos S.A. de CV, 5.625%, 4/14/2018, 144A	3,839,400

		14,909,992

	Government Owned - No Guarantee – 7.8%
2,355,000	Abu Dhabi National Energy Co., 2.500%, 1/12/2018, 144A	2,355,000
6,745,000	CEZ AS, 5.625%, 4/03/2042, 144A	6,748,339
3,690,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A	3,620,938
3,560,000	CNOOC Finance 2013 Ltd., 4.250%, 5/09/2043	2,999,499
3,255,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	3,141,710
4,945,000	Dolphin Energy Ltd., 5.500%, 12/15/2021, 144A	5,402,412
665,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	734,160
5,620,000	Ecopetrol S.A., 7.375%, 9/18/2043	6,092,080
1,600,000	Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032	2,024,014
14,345,000	Federal National Mortgage Association, 6.625%, 11/15/2030	18,659,660
4,395,000	Federal National Mortgage Association, 7.250%, 5/15/2030	6,033,096
4,370,000	IPIC GMTN Ltd., 6.875%, 11/01/2041, 144A	5,353,250
13,790,000	Pertamina Persero PT, 5.625%, 5/20/2043, 144A	10,928,575
3,675,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	2,999,947
7,260,000	Petrobras International Finance Co., 6.750%, 1/27/2041	6,754,944
1,210,000	Petroleos Mexicanos, 3.500%, 7/18/2018	1,241,763
1,290,000	Qtel International Finance Ltd., 3.875%, 1/31/2028, 144A	1,096,500
2,895,000	Qtel International Finance Ltd., 4.750%, 2/16/2021, 144A	3,039,750
2,965,000	Qtel International Finance Ltd., 7.875%, 6/10/2019, 144A	3,624,712
11,825,000	Tennessee Valley Authority, 3.500%, 12/15/2042	9,322,392

		102,172,741

	Healthcare – 1.1%
1,580,000	HCA Holdings, Inc., 6.250%, 2/15/2021	1,653,075
7,830,000	HCA, Inc., 7.500%, 2/15/2022	8,593,425

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$575,000	HCA, Inc., 7.500%, 12/15/2023	$621,000
3,200,000	PerkinElmer, Inc., 5.000%, 11/15/2021	3,229,075

		14,096,575

	Hybrid ARMs – 0.0%
123,014	FHLMC, 2.375%, 11/01/2036(b)	130,956
129,679	FNMA, 1.909%, 2/01/2037(b)	137,907

		268,863

	Independent Energy – 1.4%
4,036,000	Denbury Resources, Inc., 6.375%, 8/15/2021	4,298,340
900,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	911,250
5,035,000	Newfield Exploration Co., 5.750%, 1/30/2022	5,186,050
2,925,000	QEP Resources, Inc., 5.250%, 5/01/2023	2,742,187
2,410,000	Range Resources Corp., 5.000%, 8/15/2022	2,367,825
2,605,000	SM Energy Co., 6.500%, 1/01/2023	2,731,994

		18,237,646

	Industrial Other – 2.1%
1,360,000	Briggs & Stratton Corp., 6.875%, 12/15/2020	1,494,300
3,620,000	CBRE Services, Inc., 5.000%, 3/15/2023	3,479,725
9,170,000	Deluxe Corp., 6.000%, 11/15/2020	9,468,025
4,525,000	Ferreycorp SAA, 4.875%, 4/26/2020, 144A	4,230,875
8,290,000	Hutchison Whampoa International 11 Ltd., 4.625%, 1/13/2022, 144A	8,467,912

		27,140,837

	Integrated Energy – 0.4%
4,900,000	Pacific Rubiales Energy Corp., 5.375%, 1/26/2019, 144A	4,936,750

	Media Cable – 1.2%
3,935,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 3/15/2021, 144A	3,757,925
2,965,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.500%, 4/30/2021	3,046,537
499,000	Cox Communications, Inc., 5.450%, 12/15/2014	521,480
2,520,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	1,909,064

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Cable – continued
$2,455,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	$2,034,247
1,473,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	1,274,213
2,825,000	Virgin Media Finance PLC, 6.375%, 4/15/2023, 144A	2,874,438

		15,417,904

	Media Non-Cable – 0.8%
66,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	4,093,213
1,835,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	1,963,450
4,284,000	Myriad International Holdings BV, 6.375%, 7/28/2017, 144A	4,771,305

		10,827,968

	Metals & Mining – 2.4%
3,650,000	Alcoa, Inc., 6.150%, 8/15/2020	3,933,623
1,335,000	APERAM, 7.375%, 4/01/2016, 144A	1,367,881
1,280,000	APERAM, 7.750%, 4/01/2018, 144A	1,312,000
6,535,000	ArcelorMittal, 7.250%, 3/01/2041	6,240,925
485,000	ArcelorMittal, 7.500%, 10/15/2039	476,513
4,110,000	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018	4,099,959
3,075,000	Goldcorp, Inc., 2.125%, 3/15/2018	3,013,792
7,030,000	Plains Exploration & Production Co., 6.875%, 2/15/2023	7,838,450
1,660,000	Samarco Mineracao S.A., 5.750%, 10/24/2023, 144A	1,643,400
1,445,000	Steel Dynamics, Inc., 5.250%, 4/15/2023	1,445,000

		31,371,543

	Mortgage Related – 10.4%
4,216,600	FHLMC, 3.000%, 11/01/2042	3,999,699
3,582,050	FHLMC, 3.500%, 2/01/2043(d)	3,558,217
3,175,053	FHLMC, 3.500%, 4/01/2043	3,155,622
2,690,240	FHLMC, 3.500%, 4/01/2043	2,673,741
2,450,762	FHLMC, 3.500%, 7/01/2043	2,435,729
4,203,554	FHLMC, 3.500%, 10/01/2043	4,177,748
2,871,448	FHLMC, 4.000%, 8/01/2043	2,951,582

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Mortgage Related – continued
$444,750	FHLMC, 4.500%, 12/01/2034(d)	$471,995
1,736,071	FHLMC, 4.500%, 11/01/2039(d)	1,837,157
315,766	FHLMC, 5.000%, 8/01/2035	341,120
209,917	FHLMC, 5.500%, 11/01/2018(d)	221,140
41,254	FHLMC, 5.500%, 12/01/2018	44,031
899,761	FHLMC, 5.500%, 1/01/2038	980,627
465,601	FHLMC, 5.500%, 4/01/2038	507,446
2,653,026	FHLMC, 5.500%, 7/01/2039	2,891,464
237,555	FHLMC, 5.500%, 3/01/2040	258,905
36,216	FHLMC, 6.000%, 6/01/2035	40,530
702,221	FNMA, 3.000%, 5/01/2027	717,324
4,830,351	FNMA, 3.500%, 6/01/2042(d)	4,803,303
2,313,294	FNMA, 3.500%, 7/01/2042	2,300,340
1,224,935	FNMA, 4.500%, 8/01/2039(d)	1,300,545
639,077	FNMA, 4.500%, 8/01/2039	677,408
1,375,794	FNMA, 4.500%, 8/01/2040	1,458,157
4,775,716	FNMA, 4.500%, 11/01/2040	5,061,188
1,832,965	FNMA, 5.000%, 9/01/2033(d)	1,994,914
1,985,425	FNMA, 5.000%, 7/01/2035	2,158,355
3,110,768	FNMA, 5.000%, 7/01/2037	3,384,783
588,679	FNMA, 5.500%, 9/01/2036	648,142
52,971	FNMA, 6.000%, 5/01/2016(d)	54,815
47,421	FNMA, 6.000%, 7/01/2017	49,854
164,716	FNMA, 6.000%, 8/01/2034	184,865
488,521	FNMA, 6.000%, 1/01/2037	540,720
326,907	FNMA, 6.000%, 7/01/2037	361,808
265,843	FNMA, 6.000%, 1/01/2039	294,304

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Mortgage Related – continued
$22,548	FNMA, 6.500%, 1/01/2029(d)	$25,073
20,079	FNMA, 6.500%, 5/01/2031	22,328
16,215	FNMA, 6.500%, 3/01/2036	18,006
13,929	FNMA, 7.000%, 10/01/2030	14,940
2,379	FNMA, 7.000%, 10/01/2030(d)	2,385
50,304	FNMA, 7.000%, 10/01/2030	56,752
5,094	FNMA, 7.500%, 12/01/2024(d)	5,673
26,649	FNMA, 7.500%, 7/01/2030	30,947
45,828	FNMA, 7.500%, 2/01/2032	52,267
6,920,000	FNMA (TBA), 3.000%, 1/01/2029(e)	7,061,914
2,150,000	FNMA (TBA), 3.500%, 1/01/2029(e)	2,248,346
55,025,000	FNMA (TBA), 4.000%, 1/01/2044(e)	56,641,359
1,074,000	GNMA, 4.499%, 12/20/2062	1,170,700
1,123,993	GNMA, 4.538%, 11/20/2062	1,227,049
1,632,434	GNMA, 4.616%, 7/20/2062	1,785,909
952,674	GNMA, 4.668%, 5/20/2062	1,041,650
3,815,869	GNMA, 4.676%, 4/20/2062	4,177,453
1,029,097	GNMA, 4.698%, 7/20/2061	1,122,334
725,371	GNMA, 4.700%, 10/20/2061	792,921
909,624	GNMA, 5.500%, 4/15/2038(d)	998,747
374,432	GNMA, 5.500%, 1/15/2039	410,945
99,673	GNMA, 6.000%, 1/15/2029(d)	111,117
110,166	GNMA, 6.000%, 4/15/2038	122,308
25,435	GNMA, 6.500%, 11/15/2028(d)	28,387
25,832	GNMA, 6.500%, 1/15/2029	29,493
32,643	GNMA, 6.500%, 2/15/2031	36,439
46,078	GNMA, 6.500%, 9/15/2032	51,425

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Mortgage Related – continued
$31,405	GNMA, 6.500%, 9/15/2032	$35,226
98,704	GNMA, 7.000%, 9/15/2025(d)	106,314
15,841	GNMA, 7.000%, 9/15/2029	17,544
38,354	GNMA, 7.500%, 10/15/2025(d)	43,020
6,572	GNMA, 7.500%, 7/15/2030	7,637
12,167	GNMA, 8.000%, 11/15/2029	12,427
3,396	GNMA, 8.500%, 2/15/2017(d)	3,410
5,149	GNMA, 8.500%, 3/15/2017	5,240
8,507	GNMA, 8.500%, 1/15/2020	8,696
3,252	GNMA, 8.500%, 10/15/2021	3,266
2,087	GNMA, 8.500%, 3/15/2022	2,125
13,947	GNMA, 8.500%, 8/15/2022	14,187
1,616	GNMA, 8.500%, 10/15/2022	1,662
13,661	GNMA, 8.500%, 3/15/2023	13,936
2,174	GNMA, 9.000%, 6/15/2016(d)	2,206
858	GNMA, 9.000%, 11/15/2016	862
4,552	GNMA, 11.500%, 11/15/2015(d)	4,578
581	GNMA, 11.500%, 11/15/2015	584

		136,107,365

	Non-Captive Consumer – 1.4%
5,390,000	SLM Corp., 4.875%, 6/17/2019	5,370,882
1,100,000	SLM Corp., MTN, 6.000%, 1/25/2017	1,190,750
9,090,000	SLM Corp., MTN, 6.250%, 1/25/2016	9,817,200
30,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	31,388
120,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	117,570
1,135,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	1,322,275

		17,850,065

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Diversified – 2.0%
$6,290,000	General Electric Capital Corp., 5.300%, 2/11/2021	$7,036,120
7,290,000	International Lease Finance Corp., 3.875%, 4/15/2018	7,308,225
3,950,000	International Lease Finance Corp., 5.750%, 5/15/2016	4,231,438
7,215,000	International Lease Finance Corp., 6.250%, 5/15/2019	7,810,237

		26,386,020

	Oil Field Services – 2.5%
1,935,000	Nabors Industries, Inc., 4.625%, 9/15/2021	1,937,268
3,557,000	Nabors Industries, Inc., 5.000%, 9/15/2020	3,701,279
5,895,000	Nabors Industries, Inc., 5.100%, 9/15/2023, 144A	5,847,498
6,950,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	7,158,500
1,330,000	Rowan Cos., Inc., 7.875%, 8/01/2019	1,597,378
2,430,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	2,138,400
8,495,000	Transocean, Inc., 6.500%, 11/15/2020	9,700,780

		32,081,103

	Packaging – 0.5%
3,275,000	Sealed Air Corp., 5.250%, 4/01/2023, 144A	3,184,938
2,515,000	Sealed Air Corp., 6.500%, 12/01/2020, 144A	2,703,625

		5,888,563

	Paper – 1.9%
1,785,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	1,739,022
3,045,000	Celulosa Arauco y Constitucion S.A., 5.000%, 1/21/2021	3,072,685
1,111,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	1,339,175
3,535,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	4,362,119
5,441,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	6,889,525
2,850,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	3,668,056
4,015,000	Rock Tenn Co., 4.000%, 3/01/2023	3,834,690

		24,905,272

	Pharmaceuticals – 1.2%
11,450,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	12,065,437

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Pharmaceuticals – continued
$130,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	$137,800
3,170,000	Valeant Pharmaceuticals International, 6.875%, 12/01/2018, 144A	3,391,900

		15,595,137

	Pipelines – 1.6%
8,665,000	Energy Transfer Partners LP, 6.050%, 6/01/2041	8,881,868
3,565,000	Kinder Morgan Finance Co. LLC, 6.000%, 1/15/2018, 144A	3,906,466
8,510,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A	7,446,250

		20,234,584

	Property & Casualty Insurance – 0.3%
3,285,000	Willis Group Holdings PLC, 5.750%, 3/15/2021	3,533,704

	Refining – 0.8%
3,110,000	Phillips 66, 5.875%, 5/01/2042	3,372,938
7,975,000	Thai Oil PCL, 4.875%, 1/23/2043, 144A	6,428,057

		9,800,995

	Retailers – 1.0%
8,475,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017, 144A	8,677,069
4,205,000	SACI Falabella, 3.750%, 4/30/2023, 144A	3,788,869

		12,465,938

	Sovereigns – 2.8%
6,685,000	Brazilian Government International Bond, 4.250%, 1/07/2025	6,367,463
5,598,000	Mexico Government International Bond, Series A, MTN, 6.050%, 1/11/2040	6,087,825
5,160,000	South Africa Government International Bond, 5.875%, 9/16/2025	5,366,400
18,775,000	Spain Government International Bond, 4.000%, 3/06/2018, 144A	19,084,787

		36,906,475

	Supermarkets – 0.5%
6,685,000	Delhaize Group S.A., 4.125%, 4/10/2019	6,872,454

	Technology – 1.5%
5,939,000	Audatex North America, Inc., 6.000%, 6/15/2021, 144A	6,221,103
5,220,000	Baidu, Inc., 3.500%, 11/28/2022	4,794,967
1,160,000	Brocade Communications Systems, Inc., 6.875%, 1/15/2020	1,244,100

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Technology – continued
$3,145,000		Dun & Bradstreet Corp. (The), 3.250%, 12/01/2017	$3,178,846
3,156,000		Equifax, Inc., 7.000%, 7/01/2037	3,596,537
69,000		Motorola Solutions, Inc., 6.625%, 11/15/2037	68,341
340,000		Motorola Solutions, Inc., 7.500%, 5/15/2025	403,360

			19,507,254

		Textile – 0.1%
1,125,000		Wolverine World Wide, Inc., 6.125%, 10/15/2020	1,203,750

		Tobacco – 0.7%
8,005,000		Reynolds American, Inc., 7.250%, 6/15/2037	9,373,631

		Treasuries – 17.1%
7,300,000		Italy Buoni Poliennali Del Tesoro, 5.500%, 11/01/2022, (EUR)	11,301,948
6,355,000	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(c)	49,936,920
224,000,000		Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	4,908,241
300,000,000		Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	7,164,986
5,540,000		Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, 144A, (EUR)	7,023,218
19,285,000		Portugal Obrigacoes do Tesouro OT, 5.650%, 2/15/2024, 144A, (EUR)	25,462,330
1,720,000		Spain Government Bond, 5.500%, 4/30/2021, (EUR)	2,628,260
8,910,000		Spain Government Bond, 5.850%, 1/31/2022, (EUR)	13,911,016
19,305,000		U.S. Treasury Bond, 3.750%, 8/15/2041	18,819,363
13,325,000		U.S. Treasury Bond, 3.750%, 11/15/2043	12,879,439
3,875,000		U.S. Treasury Bond, 3.875%, 8/15/2040	3,876,209
32,930,000		U.S. Treasury Note, 0.250%, 9/30/2015(c)	32,900,429
25,870,000		U.S. Treasury Note, 0.375%, 6/30/2015	25,923,551
6,610,000		U.S. Treasury Note, 1.250%, 10/31/2018	6,480,384

			223,216,294

		Wireless – 3.0%
1,475,000		American Tower Corp., 4.700%, 3/15/2022	1,474,330
6,810,000		Bharti Airtel International Netherlands BV, 5.125%, 3/11/2023, 144A	6,254,304

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – continued
$6,225,000	eAccess Ltd., 8.250%, 4/01/2018, 144A	$6,800,813
5,960,000	SK Telecom Co. Ltd., 2.125%, 5/01/2018, 144A	5,786,057
3,165,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	3,668,090
3,780,000	Softbank Corp., 4.500%, 4/15/2020, 144A	3,685,500
12,180,000	Sprint Capital Corp., 6.875%, 11/15/2028	11,479,650

		39,148,744

	Wirelines – 5.9%
5,757,000	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A(f)	5,339,617
2,065,000	CenturyLink, Inc., 5.625%, 4/01/2020	2,101,137
4,275,000	Colombia Telecomunicaciones S.A., E.S.P., 5.375%, 9/27/2022, 144A	3,997,125
9,458,000	Embarq Corp., 7.995%, 6/01/2036	9,575,658
1,575,000	Frontier Communications Corp., 7.875%, 1/15/2027	1,512,000
5,050,000	Frontier Communications Corp., 8.500%, 4/15/2020	5,656,000
2,420,000	Frontier Communications Corp., 8.750%, 4/15/2022	2,686,200
415,000	Frontier Communications Corp., 9.000%, 8/15/2031	407,738
1,975,000	Qwest Corp., 6.750%, 12/01/2021	2,162,554
5,000,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022, 144A	5,200,000
4,029,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	4,280,244
986,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	1,040,371
6,344,000	Telemar Norte Leste S.A., 5.500%, 10/23/2020, 144A	5,995,080
4,825,000	Verizon Communications, Inc., 3.650%, 9/14/2018	5,107,571
3,180,000	Verizon Communications, Inc., 6.400%, 2/15/2038	3,571,035
10,695,000	Verizon Communications, Inc., 6.550%, 9/15/2043	12,512,712
5,910,000	Windstream Corp., 7.500%, 4/01/2023	5,939,550

		77,084,592

	Total Non-Convertible Bonds (Identified Cost $1,228,492,522)	1,223,521,101

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – 0.1%

	Wirelines – 0.1%
13,238,400	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A (MXN)(f)(g)(h)(i) (Identified Cost $1,327,095)	$1,784,417

	Total Bonds and Notes (Identified Cost $1,229,819,617)	1,225,305,518

Senior Loans – 3.1%

	Automotive – 0.5%
1,161,030	Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.750%, 4/27/2020(b)	1,175,543
4,828,513	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/28/2019(b)	4,888,869

	Total Automotive (Identified Cost $5,942,996)	6,064,412

	Building Materials – 0.2%
2,992,500	ABC Supply Co., Inc., Term Loan, 3.500%, 4/16/2020(b)	2,995,822

	Chemicals – 0.3%
4,167,508	Axalta Coating Systems US Holdings, Inc., Term Loan, 4.750%, 2/01/2020(b)	4,193,555

	Diversified Manufacturing – 0.2%
3,025,497	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(b)	3,039,354

	Electric – 0.4%
5,456,238	NRG Energy, Inc., Refi Term Loan B, 2.750%, 7/02/2018(b)	5,439,869

	Entertainment – 0.1%
1,811,460	WMG Acquisition Corp., New Term Loan, 3.750%, 7/01/2020(b)	1,810,101

	Media Cable – 0.3%
3,658,615	Charter Communications Operating LLC, Term Loan E, 3.000%, 7/01/2020(b)	3,630,041

	Media Non-Cable – 0.4%
4,728,150	Activision Blizzard, Inc., Term Loan B, 3.250%, 10/12/2020(b)	4,755,290

	Metals & Mining – 0.3%
3,640,832	Arch Coal, Inc., Term Loan B, 6.250%, 5/16/2018(b)	3,586,984

	Technology – 0.4%
2,794,771	Alcatel-Lucent USA, Inc., USD Term Loan C, 1/30/2019(j)	2,804,552
3,039,648	Alcatel-Lucent USA, Inc., USD Term Loan C, 5.750%, 1/30/2019(b)	3,050,287

	Total Technology (Identified Cost $5,834,419)	5,854,839

	Total Senior Loans (Identified Cost $41,115,180)	41,370,267

Shares	Description	Value (†)

Preferred Stocks – 0.9%

	Banking – 0.2%
68,182	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	$1,830,687
532	Ally Financial, Inc., Series G, 7.000%, 144A	508,110

		2,338,797

	Media Cable – 0.7%
8,945,000	NBCUniversal Enterprise, Inc., 5.250%, 144A	8,855,550

	Non-Captive Consumer – 0.0%
5,510	SLM Corp., Series A, 6.970%	252,358

	Total Preferred Stocks (Identified Cost $11,013,801)	11,446,705

Principal Amount (‡)

Short-Term Investments – 5.8%
$335,923	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2013 at 0.000% to be repurchased at $335,923 on 1/02/2014 collateralized by $380,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $346,739 including accrued interest(k)	335,923
75,136,238	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2013 at 0.000% to be repurchased at $75,136,238 on 1/02/2014 collateralized by $76,165,000 U.S. Treasury Note, 1.000% due 3/31/2017 valued at $76,528,002; $115,000 U.S. Treasury Note, 1.500%, due 7/31/2016 valued at $118,354 including accrued interest(k)	75,136,238

	Total Short-Term Investments (Identified Cost $75,472,161)	75,472,161

	Total Investments – 103.9% (Identified Cost $1,357,420,759)(a)	1,353,594,651
	Other assets less liabilities – (3.9)%	(51,228,165)

	Net Assets – 100.0%	$1,302,366,486

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service, using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2013, the net unrealized depreciation on investments based on a cost of $1,361,410,485 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$28,872,368
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(36,688,202)

Net unrealized depreciation	$(7,815,834)

At September 30, 2013, late-year ordinary and post-October capital loss deferrals were $9,747,912. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2013 is disclosed.
(c)	All or a portion of this security has been designated to cover the Fund’s obligations under open TBA transactions.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(e)	Delayed delivery. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. When the Fund enters into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated or earmarked at the custodian in an amount at least equal to the amount of the Fund’s commitment. No interest accrues to the Fund until the transaction settles. Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	Illiquid security. At December 31, 2013, the value of this security amounted to $1,784,417 or 0.1% of net assets.
(h)	Fair valued by the Fund’s investment adviser. At December 31, 2013, the value of this security amounted to $1,784,417 or 0.1% of net assets.
(i)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(j)	Position is unsettled. Contract rate was not determined at December 31, 2013 and does not take effect until settlement date.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2013, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the value of Rule 144A holdings amounted to $370,908,882 or 28.5% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
TBA	To Be Announced

EUR	Euro
MXN	Mexican Peso
PHP	Philippine Peso
USD	U.S. Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$1,777,434	$8,744,225	(a)	$10,521,659
Airlines	—	—	4,439,171	(a)	4,439,171
All Other Non-Convertible Bonds*	—	1,208,560,271	—		1,208,560,271

Total Non-Convertible Bonds	—	1,210,337,705	13,183,396		1,223,521,101

Convertible Bonds*	—	—	1,784,417	(b)	1,784,417

Total Bonds and Notes	—	1,210,337,705	14,967,813		1,225,305,518

Senior Loans*	—	41,370,267	—		41,370,267
Preferred Stocks
Media Cable	—	8,855,550	—		8,855,550
All Other Preferred Stocks*	2,591,155	—	—		2,591,155

Total Preferred Stocks	2,591,155	8,855,550	—		11,446,705

Short-Term Investments	—	75,472,161	—		75,472,161

Total	$2,591,155	$1,336,035,683	$14,967,813		$1,353,594,651

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s investment adviser.

For the period ended December 31, 2013, there were no transfers among Levels 1, 2 and 3.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management and the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or December 31, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2013
Bonds and Notes
Non-Convertible Bonds
ABS Other	$8,485,775	$—	$—	$258,450	$—	$—	$—	$—	$8,744,225	$258,450
Airlines	4,343,325	149	—	95,697	—	—	—	—	4,439,171	95,697
Convertible Bonds
Wirelines	1,513,625	1,424	—	269,368	—	—	—	—	1,784,417	269,368

Total	$14,342,725	$1,573	$—	$623,515	$—	$—	$—	$—	$14,967,813	$623,515

Industry Summary at December 31, 2013 (Unaudited)

Treasuries	17.1%
Mortgage Related	10.4
Government Owned - No Guarantee	7.8
Wirelines	6.0
Banking	5.7
Commercial Mortgage-Backed Securities	4.5
Wireless	3.0
Sovereigns	2.8
Metals & Mining	2.7
Oil Field Services	2.5
Automotive	2.4
Chemicals	2.4
Media Cable	2.2
Industrial Other	2.1
Non-Captive Diversified	2.0
Other Investments, less than 2% each	24.5
Short-Term Investments	5.8

Total Investments	103.9
Other assets less liabilities	(3.9)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 24, 2014

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 24, 2014